10. Share-Based Compensation (Details - Non-employee option activity) - Non Employee Stock Options [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Options outstanding, beginning balance	5,302	4,731	4,731	4,792
Options granted	0	834	834	0
Options expired			(263)	(61)
Options outstanding, ending balance			5,302	4,731
Options vested or expected to vest			5,302
Options exercisable			5,302	4,727
Weighted-average exercise price outstanding, beginning balance	$ 73.52	$ 90.49	$ 90.49	$ 90.91
Weighted-average exercise price, granted			23.16
Weighted-average exercise price, forfeited/expired			219.00	124.08
Weighted-average exercise price, ending balance			73.52	90.49
Weighted-average exercise price, vested or expected to vest			73.52
Weighted-average exercise price, exercisable			$ 73.52	$ 90.36
Weighted-average remaining life outstanding			5 years 4 months 24 days	6 years 3 months 22 days
Weighted-average remaining life, vested or expected to vest			5 years 4 months 24 days
Weighted-average remaining life, exercisable			5 years 4 months 24 days	6 years 3 months 22 days
Aggregate intrinsic value, outstanding beginning balance	$ 0	$ 0	$ 0	$ 0
Aggregate intrinsic value, outstanding ending balance			0	0
Aggregate intrinsic value, vested or expected to vest			0
Aggregate intrinsic value, exercisable			$ 0	$ 0